Consolidated Interim Statements of the Financial Position (Unaudited)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Assets
Cash	$ 18,671,111	$ 4,617,034
Accounts receivable	370,918	315,714
Prepaid expenses	161,402	41,093
Total Current Assets	19,203,431	4,973,841
Intangible assets	25,262,767	25,262,767
Property and equipment	3,744	4,459
Total Assets	44,469,942	30,241,067
Liabilities
Trade payables and accrued liabilities	148,263	401,938
Related Parties	421,814	233,691
Deferred revenue	85,654	140,088
Enhanced voting preference shares	35,813	35,608
Long term loan – current portion	46,316	40,769
Total Current Liabilities	737,860	852,094
Derivative warrants liabilities	31,379	24,517,927
Derivative for settlement agreement	520,052	378,817
Long term loan	45,423
Liabilities for employee benefits	103,990	100,430
Total Liabilities	1,438,704	25,849,268
Shareholders’ equity (deficit)
Share capital	94,115,499	76,391,417
Share-based payment reserve	906,164	1,043,586
Translation differences reserve	(223,455)	(164,312)
Capital reserve for re-measurement of defined benefit plan	28,705	23,534
Accumulated Deficit	(51,795,675)	(72,902,426)
Total Shareholders’ equity	43,031,238	4,391,799
Total Liabilities and Shareholders’ Equity	$ 44,469,942	$ 30,241,067